Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Beginning balance	$ 588	$ 368	$ 368	$ 359
Provision for credit losses	46	$ 455	540	103
Write-offs	(488)		(320)	(94)
Ending balance	$ 146		$ 588	$ 368